Notes to the cash flow statement - Summary Of Reconciliation Of Liabilities Arising From Financing Activities Explanatory (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Notes To The Cash Flow Statement [Abstract]
Financial Liabilities Included Within Net Debt	$ 229.7	$ 117.0	$ 234.2	$ 0.0